ORDINARY SHARES (Details) ¥ in Thousands, $ in Millions					12 Months Ended
	Mar. 25, 2025 CNY (¥) shares	Nov. 19, 2024 USD ($)	Mar. 12, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
ORDINARY SHARES
Repurchase and retirement of ordinary shares					¥ 4,848,116	¥ 2,973,192	¥ 636,179
2023 share repurchase plan
ORDINARY SHARES
Authorization amount for repurchase | $				$ 150
Period of stock repurchase plan				12 months
Shares repurchase during the period (in shares) | shares							10,872,170
Shares repurchase during the period							¥ 636,179
Repurchase and retirement of ordinary shares (in shares) | shares							3,961,160
2024 share repurchase plan
ORDINARY SHARES
Authorization amount for repurchase | $			$ 350
Period of stock repurchase plan			12 months
Shares repurchase during the period (in shares) | shares						38,046,150
Shares repurchase during the period						¥ 2,973,192
Repurchase and retirement of ordinary shares (in shares) | shares						34,552,764
New share repurchase plan
ORDINARY SHARES
Authorization amount for repurchase | $		$ 450
Period of stock repurchase plan		12 months
2025 share repurchase plan
ORDINARY SHARES
Shares repurchase during the period (in shares) | shares					31,532,770
Shares repurchase during the period					¥ 3,200,823
Repurchase and retirement of ordinary shares (in shares) | shares					15,697,778
March 2025 Share Repurchase Plan
ORDINARY SHARES
Shares repurchase during the period (in shares) | shares	10,253,644
Shares repurchase during the period	¥ 1,647,293
Additional paid-in capital
ORDINARY SHARES
Repurchase and retirement of ordinary shares					¥ 842,971	¥ 1,887,639	¥ 221,390
Additional paid-in capital | 2023 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares							221,390
Additional paid-in capital | 2024 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares						1,887,639
Additional paid-in capital | 2025 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares					842,971
Retained earnings
ORDINARY SHARES
Repurchase and retirement of ordinary shares					1,052,367	356,580	30,152
Retained earnings | 2023 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares							¥ 30,152
Retained earnings | 2024 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares						¥ 356,580
Retained earnings | 2025 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares					¥ 1,052,367